INVENTORIES (Details) - Schedule of inventory average cost, net of provision for obsolescence - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of inventory average cost, net of provision for obsolescence [Abstract]
Provision for obsolescence Technical stock	$ 64,455	$ 42,979
Provision for obsolescence Non-technical stock	5,785	4,651
Total	$ 70,240	$ 47,630